Equity in Net (Losses) Earnings of Affiliates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	$ (6,215)	$ (13,193)
Golar Partners
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	8,630	(2,906)
Non cash loss on deemed disposal	17,000
Golar Power
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	(12,861)	(7,461)
OneLNG
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	(2,047)	(3,126)
Egyptian Company for Gas Services (ECGS)
Debt Securities, Available-for-sale [Line Items]
Equity in net earnings (losses) of affiliates	$ 63	$ 300